Credit Risk - Loans and advances at amortised cost by stage (Details) £ in Millions, $ in Billions	6 Months Ended			12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)		Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 794,418.0			£ 709,164.0
Coverage ratio	0.008			0.009	0.009
Loan impairment charge/(release)	£ 341.0	£ (742.0)	[1]	£ (653.0)
Loan loss rate	0.0017
Loans and advances to subsidiaries	£ 395,824.0			361,451.0 [2]
Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	800,441.0			715,448.0
Loans and advances to subsidiaries	395,824.0			361,451.0
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(6,023.0)			(6,284.0)
Financial assets at fair value, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 21,100.0			£ 18,800.0
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002			0.002	0.002
Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 726,130.0			£ 631,007.0
Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (1,559.0)			£ (1,423.0)
Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.032			0.031	0.031
Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 65,884.0			£ 75,908.0
Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (2,097.0)			£ (2,317.0)
Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.281			0.298	0.298
Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 8,427.0			£ 8,533.0
Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(2,367.0)			(2,544.0)
Total Barclays Group wholesale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	4.3			6,000.0
Total Barclays Group wholesale | Financial assets at amortised cost, class | Government [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to subsidiaries	8,100.0			9,400.0
Head Office
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment charge/(release)	(17.0)	(6.0)
Barclays UK | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment charge/(release)	48.0	(443.0)
Barclays International | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment charge/(release)	310.0	£ (293.0)
Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 395,824.0			£ 361,451.0
Coverage ratio	0.014			0.016	0.016
Loan impairment charge/(release)	£ 360.0			£ (121.0)
Loan loss rate	0.0018			0
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 401,322.0			£ 367,193.0
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(5,498.0)			(5,742.0)
Total loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 351,302.0			£ 317,659.0
Coverage ratio	0.004			0.004	0.004
Total loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 352,586.0			£ 318,865.0
Total loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(1,284.0)			(1,206.0)
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 39,591.0			£ 39,078.0
Coverage ratio	0.045			0.049	0.049
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 41,455.0			£ 41,093.0
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(1,864.0)			(2,015.0)
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 4,931.0			£ 4,714.0
Coverage ratio	0.323			0.348	0.348
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 7,281.0			£ 7,235.0
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(2,350.0)			(2,521.0)
Total loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 224,219.0			£ 216,917.0
Coverage ratio	0.019			0.021	0.021
Loan impairment charge/(release)	£ 249.0			£ (46.0)
Loan loss rate	0.0022			0
Total loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 228,660.0			£ 221,496.0
Total loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (4,441.0)			£ (4,579.0)
Total loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.005			0.005	0.005
Total loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 196,015.0			£ 190,411.0
Total loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (899.0)			£ (866.0)
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.059			0.069	0.069
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 27,271.0			£ 25,899.0
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (1,617.0)			£ (1,780.0)
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.358			0.373	0.373
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 5,374.0			£ 5,186.0
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(1,925.0)			(1,933.0)
Total loans and advances at amortised cost | Total Barclays Group wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 171,605.0			£ 144,534.0
Coverage ratio	0.006			0.008	0.008
Loan impairment charge/(release)	£ 111.0			£ (75.0)
Loan loss rate	0.0013			0
Total loans and advances at amortised cost | Total Barclays Group wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 172,662.0			£ 145,697.0
Total loans and advances at amortised cost | Total Barclays Group wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (1,057.0)			£ (1,163.0)
Total loans and advances at amortised cost | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002			0.003	0.003
Total loans and advances at amortised cost | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 156,571.0			£ 128,454.0
Total loans and advances at amortised cost | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (385.0)			£ (340.0)
Total loans and advances at amortised cost | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.017			0.015	0.015
Total loans and advances at amortised cost | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 14,184.0			£ 15,194.0
Total loans and advances at amortised cost | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (247.0)			£ (235.0)
Total loans and advances at amortised cost | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.223			0.287	0.287
Total loans and advances at amortised cost | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 1,907.0			£ 2,049.0
Total loans and advances at amortised cost | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(425.0)			(588.0)
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 4,391.0			£ 4,484.0
Coverage ratio	0.077			0.079	0.079
Loan impairment charge/(release)	£ (18.0)			£ 0.0
Loan loss rate	0			0
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 4,755.0			£ 4,869.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (364.0)			£ (385.0)
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001			0.001	0.001
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 3,852.0			£ 3,735.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (2.0)			£ (2.0)
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.074			0.084	0.084
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 215.0			£ 429.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (16.0)			£ (36.0)
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.503			0.492	0.492
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 688.0			£ 705.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(346.0)			(347.0)
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 189.0			£ 546.0
Coverage ratio	0.100			0.034	0.034
Loan impairment charge/(release)	£ 0.0			£ 0.0
Loan loss rate	0			0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 210.0			£ 565.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (21.0)			£ (19.0)
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0			0	0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 186.0			£ 542.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 0.0			£ 0.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0			0	0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 1.0			£ 2.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 0.0			£ 0.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.913			0.905	0.905
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 23.0			£ 21.0
Total loans and advances at amortised cost | Head Office | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(21.0)			(19.0)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 185,176.0			£ 184,451.0
Coverage ratio	0.009			0.010	0.010
Loan impairment charge/(release)	£ 14.0			£ (227.0)
Loan loss rate	0.0002			0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 186,927.0			£ 186,389.0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (1,751.0)			£ (1,938.0)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001			0.002	0.002
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 160,110.0			£ 160,695.0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (218.0)			£ (261.0)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.033			0.042	0.042
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 23,805.0			£ 22,779.0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (780.0)			£ (949.0)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.250			0.250	0.250
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 3,012.0			£ 2,915.0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(753.0)			(728.0)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 38,747.0			£ 38,150.0
Coverage ratio	0.008			0.008	0.008
Loan impairment charge/(release)	£ 36.0			£ 122.0
Loan loss rate	0.0019			0.0032
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 39,044.0			£ 38,457.0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (297.0)			£ (307.0)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.004			0.004	0.004
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 35,915.0			£ 35,571.0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (131.0)			£ (153.0)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.022			0.022	0.022
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 2,267.0			£ 1,917.0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (49.0)			£ (43.0)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.136			0.115	0.115
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 862.0			£ 969.0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(117.0)			(111.0)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 34,652.0			£ 27,982.0
Coverage ratio	0.063			0.075	0.075
Loan impairment charge/(release)	£ 253.0			£ 181.0
Loan loss rate	0.0138			0.0060
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 36,978.0			£ 30,238.0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (2,326.0)			£ (2,256.0)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.021			0.023	0.023
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 32,053.0			£ 25,981.0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (679.0)			£ (603.0)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.253			0.295	0.295
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 3,251.0			£ 2,691.0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (821.0)			£ (795.0)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.493			0.548	0.548
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 1,674.0			£ 1,566.0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(826.0)			(858.0)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 132,669.0			£ 105,838.0
Coverage ratio	0.006			0.008	0.008
Loan impairment charge/(release)	£ 75.0			£ (197.0)
Loan loss rate	0.0011			0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 133,408.0			£ 106,675.0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (739.0)			£ (837.0)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002			0.002	0.002
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 120,470.0			£ 92,341.0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (254.0)			£ (187.0)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.017			0.014	0.014
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 11,916.0			£ 13,275.0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (198.0)			£ (192.0)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.281			0.432	0.432
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 1,022.0			£ 1,059.0
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(287.0)			(458.0)
Off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 398,594.0			£ 347,713.0
Coverage ratio	0.001			0.002	0.002
Loan impairment charge/(release)	£ (42.0)			£ (514.0)
Off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	399,119.0			348,255.0
Off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (525.0)			£ (542.0)
Off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001			0.001	0.001
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 373,544.0			£ 312,142.0
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (275.0)			£ (217.0)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.010			0.009	0.009
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 24,429.0			£ 34,815.0
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (233.0)			£ (302.0)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.015			0.018	0.018
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ 1,146.0			£ 1,298.0
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(17.0)			(23.0)
Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment charge/(release)	23.0			(18.0)
Other financial assets subject to impairment | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	197,300.0			155,200.0
Other financial assets subject to impairment | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(149.0)			(114.0)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	195,000.0			154,900.0
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(11.0)			(6.0)
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	2,100.0			157,000.0	$ (0.2)
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	(2.0)			(1.0)
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	143.0			110.0
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance4	£ (136.0)			£ (107.0)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.